THE PRUDENTIAL SERIES FUND, INC.

     CONSERVATIVE BALANCED PORTFOLIO

     DIVERSIFIED BOND PORTFOLIO

     EQUITY PORTFOLIO

     EQUITY INCOME PORTFOLIO

     FLEXIBLE MANAGED PORTFOLIO

     GLOBAL PORTFOLIO

     GOVERNMENT INCOME PORTFOLIO

     HIGH YIELD BOND PORTFOLIO

     MONEY MARKET PORTFOLIO

     PRUDENTIAL JENNISON PORTFOLIO

     STOCK INDEX PORTFOLIO

PROSPECTUS:  May 1, 1999

     As with all mutual funds, filing this prospectus with the SEC does not mean that the SEC has judged this Fund a good investment, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                                                  [Prudential Investments Logo]]

---------------------------------------------------------
TABLE OF CONTENTS
---------------------------------------------------------

4     RISK/RETURN SUMMARY

      Conservative Balanced Portfolio
      --------------------------------
4     Investment Objective and Principal Strategies
4     Principal Risks
5     Evaluating Performance

      Diversified Bond Portfolio
      --------------------------
6     Investment Objective and Principal Strategies
6     Principal Risks
6     Evaluating Performance

      Equity Portfolio
      ----------------
7     Investment Objective and Principal Strategies
7     Principal Risks
8     Evaluating Performance

      Equity Income Portfolio
      -----------------------
8     Investment Objective and Principal Strategies
9     Principal Risks
9     Evaluating Performance

      Flexible Managed Portfolio
      --------------------------
10    Investment Objective and Principal Strategies
10    Principal Risks
11    Evaluating Performance

      Global Portfolio
      ----------------
11    Investment Objective and Principal Strategies
12    Principal Risks
12    Evaluating Performance

      Government Income Portfolio
      ---------------------------
13    Investment Objective and Principal Strategies
13    Principal Risks
13    Evaluating Performance

      High Yield Bond Portfolio
      -------------------------
14    Investment Objective and Principal Strategies
14    Principal Risks
15    Evaluating Performance

      Money Market Portfolio
      ----------------------
16    Investment Objective and Principal Strategies
16    Principal Risks

17   Evaluating Performance

     PRUDENTIAL JENNISON PORTFOLIO
     -----------------------------
17   Investment Objective and Principal Strategies
17   Principal Risks
18   Evaluating Performance

     STOCK INDEX PORTFOLIO
     ---------------------
18   Investment Objective and Principal Strategies
19   Principal Risks
19   Evaluating Performance

20   HOW THE PORTFOLIOS INVEST
20   Conservative Balanced Portfolio
22   Diversified Bond Portfolio
24   Equity Portfolio
26   Equity Income Portfolio
27   Flexible Managed Portfolio
30   Global Portfolio
31   Government Income Portfolio
33   High Yield Bond Portfolio
35   Money Market Portfolio
36   Prudential Jennison Portfolio
38   Stock Index Portfolio

47   HOW THE PORTFOLIOS ARE MANAGED
47   Investment Adviser
47   Investment Sub-Advisers
48   Portfolio Managers

49   HOW TO BUY AND SELL SHARES OF THE FUND
49   How to Buy and Sell Shares
50   Net Asset Value
51   Distributor

51   OTHER INFORMATION
51   Federal Income Taxes
51   Year 2000
51   Monitoring for Possible Conflicts

FINANCIAL HIGHLIGHTS

  For More Information (Back Cover)

RISK/RETURN SUMMARY

This prospectus is for use with the Discovery Select(TM) Group Variable Annuity Contracts (the Contracts), group variable annuity contracts offered by The Prudential Insurance Company of America (Prudential). This prospectus only describes those portfolios of The Prudential Series Fund, Inc. (the Fund) that are available for investment through the Contracts. This prospectus should be read together with the current prospectus for the Discovery Select(TM) Group Variable Annuity Contracts.

The Fund is a diversified, open-end investment management company - commonly known as a mutual fund. Eleven of the Fund's seventeen portfolios (the Portfolios) are available under the Discovery Select(TM) Group Annuity
Contracts:

    CONSERVATIVE BALANCED PORTFOLIO         GOVERNMENT INCOME PORTFOLIO
    DIVERSIFIED BOND PORTFOLIO              HIGH YIELD PORTFOLIO
    EQUITY PORTFOLIO                        MONEY MARKET PORTFOLIO
    EQUITY INCOME PORTFOLIO                 PRUDENTIAL JENNISON PORTFOLIO
    FLEXIBLE MANAGED PORTFOLIO              STOCK INDEX PORTFOLIO
    GLOBAL PORTFOLIO

The following section highlights key information about each Portfolio. Additional information follows this summary and is provided in the Fund's Statement of Additional Information (SAI).

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification with a relatively lower risk of loss than that associated with the Flexible Managed Portfolio (see below). To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. Up to 30% of the Portfolio's total assets may be invested in foreign securities. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio also invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

[GRAPHICAL REPRESENTATION OF GRAPH]


--------------------------------------
ANNUAL RETURNS* (CLASS I SHARES)
------------------------------------------------------------------------------------------------------
1989       1990      1991      1992       1993       1994      1995       1996      1997       1998
------------------------------------------------------------------------------------------------------
16.99%     5.27%     19.07%    6.95%      12.20%    -0.97%      17.27%    12.63%    13.45%     11.74%
------------------------------------------------------------------------------------------------------


Best Quarter: 7.62% (2nd quarter of 1997) Worst Quarter: (3.17)% (3rd quarter of
1998)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

-----------------------------------------
Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                             SINCE INCEPTION
                       1 YEAR      5 YEARS      10 YEARS       (5/13/83)
                       ------      -------      --------       ---------
Class I shares         11.74%      10.65%       11.31%         10.86%
S&P 500**              28.60%      24.05%       19.19%         17.29%
Lipper Average***      14.79%      13.73%       12.21%          8.94%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER/VARIABLE INSURANCE PRODUCTS (VIP) BALANCED AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in higher-grade debt obligations and high-quality money market investments. We may also purchase U.S. dollar denominated securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests primarily in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid. The Portfolio's investment in U.S. dollar denominated foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments may adversely affect the value of foreign securities. The Portfolio's foreign securities may also be affected by changes in currency rates, though to a lesser extent than if the Portfolio invested in securities denominated in a foreign currency.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

[GRAPHICAL REPRESENTATION OF GRAPH]


Annual Returns* (Class I shares)
-----------------------------------------------------------------------------------------------------
1989       1990      1991      1992       1993       1994     1995       1996      1997       1998
-----------------------------------------------------------------------------------------------------
13.49%     8.32%     16.44%    7.19%      10.13%     -3.23%   20.73%     4.40%     8.57%      7.15%
-----------------------------------------------------------------------------------------------------


Best Quarter: 7.94% (2nd quarter of 1989) Worst Quarter: (2.83)% (1st quarter of
1994)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE
 INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

--------------------------------------------------------------------------------
Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                       INCEPTION
                               1 YEAR       5 YEARS      10 YEARS      (5/13/83)
                               ------       -------      --------      ---------
Class I shares                 7.15%         7.25%        9.14%         9.25%
Lehman Aggregate Index**       8.69%         7.27%        9.26%         9.99%
Lipper Average***              7.44%         7.13%        8.97%         8.94%
--------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE
 CONTRACT CHARGES.

**THE LEHMAN AGGREGATE INDEX (LAI) IS COMPRISED OF MORE THAN 5,000 GOVERNMENT AND CORPORATE BONDS. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) CORPORATE DEBT AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of small-sized companies vary more than the prices of large company stocks and may present above average risks.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

[GRAPHICAL REPRESENTATION OF GRAPH]


Annual Returns* (Class I shares)
--------------------------------------------------------------------------------------------------------------
1989       1990      1991      1992       1993       1994      1995       1996      1997       1998
--------------------------------------------------------------------------------------------------------------
29.73%   -5.21%     26.01%    14.17%     21.87%      2.78%    31.29%     18.52%    24.66%      9.34%
--------------------------------------------------------------------------------------------------------------


Best Quarter: 19.13% (1st quarter of 1991) Worst Quarter: (15.59)% (3rd quarter of 1990)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                SINCE INCEPTION
                       1 YEAR       5 YEARS        10 YEARS         (5/13/83)
                       ------       -------        --------         ---------
Class I shares          9.34%        16.88%         16.74%           15.14%
S&P 500**              28.60%        24.05%         19.19%           17.29%
Lipper Average***      24.94%        20.25%         17.83%           16.01%
--------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH FUND AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is BOTH CURRENT INCOME AND CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks and convertible securities that we believe provide good prospects for returns above those of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) or the NYSE Composite Index. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities -such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Since the Portfolio may also invest in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

[GRAPHICAL REPRESENTATION OF GRAPH]


Annual Returns* (Class I shares)
-----------------------------------------------------------------------------------------------------
1989       1990      1991      1992       1993       1994      1995       1996      1997       1998
-----------------------------------------------------------------------------------------------------
22.67%    -3.73%     27.50%    10.14%     22.28%     1.44%     21.70%     21.74%    36.61%    -2.38%
-----------------------------------------------------------------------------------------------------


Best Quarter: 16.54% (2nd quarter of 1997) Worst Quarter: (18.14)% (3rd quarter of 1998)

*THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES.  IF CONTRACT CHARGES
 WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                              SINCE INCEPTION
                        1 YEAR       5 YEARS       10 YEARS      (2/19/88)
                        ------       -------       --------      ---------
Class I shares          (2.38)%      14.93%        15.06%          14.91%
S&P 500**               28.60%       24.05%        19.19%          18.31%
Lipper Average***       16.21%       18.50%        15.23%          15.05%
--------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/29/88). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) EQUITY INCOME AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/29/88). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. This Portfolio may be appropriate for an investor who wants diversification and is willing to accept a relatively high level of loss in an effort to achieve greater appreciation. To achieve our objective, we invest in a mix of equity securities, debt obligations and money market instruments. The Portfolio may also invest in foreign securities. A portion of the debt portion of the Portfolio may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

A substantial portion of the Portfolio's assets may also be invested in equity securities. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes and the mood of the investing public. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the value of all stocks are likely to drop.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

[GRAPHICAL REPRESENTATION OF GRAPH]


Annual Returns* (Class I shares)
-------------------------------------------------------------------------------------------------------
1989       1990      1991      1992       1993       1994      1995       1996      1997       1998
-------------------------------------------------------------------------------------------------------
21.77%     1.91%    25.43%    7.61%      15.58%     -3.16%     24.13%     13.64%   17.96%      10.24%
-------------------------------------------------------------------------------------------------------


Best Quarter: 10.89% (2nd quarter of 1997) Worst Quarter: (8.50)% (3rd quarter of 1998)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                        1 YEAR        5 YEARS       10 YEARS         (5/13/83)
                        ------        -------       --------         ---------
Class I shares          10.24%        12.19%        13.15%           12.06%
S&P 500**               28.60%        24.05%        19.19%           17.29%
Lipper Average***       13.50%        13.64%        14.00%           12.84%
--------------------------------------------------------------------------------

*THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) FLEXIBLE AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Depending on market conditions, the Portfolio may be invested primarily in foreign securities, which involve additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

[GRAPHICAL REPRESENTATION OF GRAPH]


Annual Returns* (Class I shares)
--------------------------------------------------------------------------------------------------------------
1989       1990      1991      1992       1993       1994      1995       1996      1997       1998
--------------------------------------------------------------------------------------------------------------
18.82%   -12.91%    11.39%    -3.42%     43.14%      -4.89%   15.88%     19.97%     6.98%       25.08%
--------------------------------------------------------------------------------------------------------------


Best Quarter: 22.17% (4th quarter of 1998) Worst Quarter: (14.21)% (3rd quarter of 1998)

*These annual returns do not include contract charges. If contract charges were included, the annual returns would be lower than those shown. See the accompanying contract prospectus.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                1 YEAR       5 YEARS      10 YEARS     (9/19/88)
                                ------       -------      --------     ---------
Class I shares                  25.08%       12.04%       10.90%       11.47%
Morgan Stanley World Index**    24.80%       16.19%       11.21%       12.10%
Lipper Average***               16.19%       12.31%       11.04%       11.10%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

**THE MORGAN STANLEY WORLD INDEX (MSWI) IS A WEIGHTED INDEX COMPRISED OF APPROXIMATELY 1,500 COMPANIES LISTED ON THE STOCK EXCHANGES OF THE U.S.A., EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC.

***THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GLOBAL AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC.
--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective and Principal Strategies

Our investment objective is A HIGH LEVEL OF INCOME OVER THE LONG TERM CONSISTENT WITH THE PRESERVATION OF CAPITAL. To achieve our objective, we invest primarily in U.S. government securities, including intermediate and long term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. government. The Portfolio may also invest in mortgage-related securities, collateralized mortgage obligations and corporate debt securities. While we make every effort to achieve our objective, we can't guarantee success.

--------------------------------------------------------------------------------
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The Portfolio invests primarily in U.S. government securities which are considered among the most creditworthy of debt securities. Nevertheless, all investments involve risk. All debt securities have the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 9 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

[GRAPHICAL REPRESENTATION OF GRAPH]


Annual Returns* (Class I shares)
---------------------------------------------------------------------------------------------
1990       1991      1992      1993      1994      1995      1996      1997      1998
---------------------------------------------------------------------------------------------
6.34%     16.11%     5.85%    12.56%    -5.16%    19.48%     2.22%     9.67%     9.09%
---------------------------------------------------------------------------------------------


Best Quarter: 6.95% (3rd quarter of 1991) Worst Quarter: (3.93)% (1st quarter of 1994)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                 SINCE
                                                               INCEPTION
                                  1 YEAR        5 YEARS         (5/1/89)
                                  ------        -------         ---------
Class I shares                     9.09%         6.74%          8.87%
Lehman Govt.  Index**              9.85%         7.18%          9.14%
Lipper Average***                  8.14%         6.36%          8.66%

--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LEHMAN GOVERNMENT INDEX IS A WEIGHTED INDEX COMPRISED OF SECURITIES ISSUED OR BACKED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES WITH A REMAINING MATURITY OF ONE TO 30 YEARS. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/89). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GENERAL U.S. GOVERNMENT AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/89). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

Investment Objective and Principal Strategies

Our investment objective is a HIGH TOTAL RETURN. In pursuing our objective, we invest in high-yield/high-risk debt securities. Such securities have speculative characteristics and generally are riskier than higher-rated securities. In addition, the Portfolio may invest up to 20% of its total assets in foreign debt obligations. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. The Portfolio invests in debt obligations which have CREDIT, MARKET and INTEREST RATE RISKS. Credit risk is the possibility that an issuer of debt securities fails to pay the Portfolio interest or principal. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.

[GRAPHICAL REPRESENTATION OF GRAPH]


Annual Returns* (Class I shares)
--------------------------------------------------------------------------------------------------------------
1989       1990      1991      1992       1993       1994      1995       1996      1997       1998
--------------------------------------------------------------------------------------------------------------
-2.05%   -11.84%    38.99%    17.53%     19.27%     -2.72%   17.56%      11.39%    13.78%     -2.36%
--------------------------------------------------------------------------------------------------------------


Best Quarter: 15.89% (1st quarter of 1991) Worst Quarter: (9.68)% (3rd quarter of 1990)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                             1 YEAR       5 YEARS      10 YEARS        (2/23/87)
                             ------       -------      --------        ---------
Class I shares              (2.36)%       7.20%         9.07%          8.26%
Lehman High Yield Index**    1.60%        8.52%        10.52%          9.81%
Lipper Average***            0.10%        7.87%         9.92%          9.35%

--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LEHMAN HIGH YIELD INDEX IS MADE UP OF OVER 700 NONINVESTMENT GRADE BONDS. THE INDEX IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/28/87). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) HIGH CURRENT YIELD AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/28/87). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is MAXIMUM CURRENT INCOME CONSISTENT WITH THE STABILITY OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. To achieve our objective, we invest in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Portfolio invests only in money market instruments, there is not likely to be an opportunity for capital appreciation. Debt obligations, including money market instruments, also involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Even though denominated in U.S. dollars, political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. For more information about risk, see "Investment Risks."

--------------------------------------------------------------------------------
AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO MAINTAIN A NET ASSET VALUE OF $10 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
--------------------------------------------------------------------------------

EVALUATING THE PERFORMANCE

A number of factors - including risk - can affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance over the past 10 years and demonstrates how returns can change from year to year. Past performance does not assure that the Portfolio will achieve similar results in the future.

[GRAPHICAL REPRESENTATION OF GRAPH]


Annual Returns* (Class I shares)
--------------------------------------------------------------------------------------------------------------
1989       1990      1991      1992       1993       1994      1995       1996      1997       1998
--------------------------------------------------------------------------------------------------------------
9.25%      8.16%     6.16%     3.79%      2.95%      4.05%     5.80%      5.22%     5.41%      5.39%
--------------------------------------------------------------------------------------------------------------


Best Quarter: 2.37% (2nd quarter of 1989) Worst Quarter: 0.71% (2nd quarter of
1993)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                         1 YEAR       5 YEARS      10 YEARS        (5/13/83)
                         ------       -------      --------        ---------
Class I shares           5.39%        5.18%        5.61%           6.39%
Lipper Average**         5.10%        4.92%        5.32%           6.02%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) MONEY MARKET AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC., AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES.

7-DAY YIELD* (AS OF 12/31/98)
--------------------------------------------------------------------------------
Money Market Portfolio                           4.96%

Average Money Market Fund**                      4.53%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S YIELD IS AFTER DEDUCTION OF EXPENSES AND DOES NOT INCLUDE CONTRACT CHARGES.

** SOURCE: IBC FINANCIAL DATA, INC. AS OF 12/29/98, BASED ON 303 FUNDS IN THE IBC TAXABLE GENERAL PURPOSE, FIRST AND SECOND TIER MONEY MARKET FUND. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83).
SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve our objective, we invest primarily in equity securities of major established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last three years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.


[GRAPHICAL REPRESENTATION OF GRAPH]

Annual Returns* (Class I shares)
--------------------------------------------------------------------------------
 1996       1997      1998
--------------------------------------------------------------------------------
14.41%     31.71%    37.46%
--------------------------------------------------------------------------------
Best Quarter: 29.46% (4th quarter of 1998) Worst Quarter: (12.07)% (3rd quarter of 1998)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                      SINCE INCEPTION
                                    1 YEAR            (4/25/95)
                                    ------            ---------
Class I shares                      37.46%            29.60%
S&P 500**                           28.60%            29.32%
Lipper Average***                   24.94%            25.38%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve our objective, we attempt to duplicate the price and yield of the Standard & Poor's 500 Stock Index (S&P 500 Index). The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole.

The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500 Index. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.

[GRAPHICAL REPRESENTATION OF GRAPH]


Annual Returns* (Class I shares)
--------------------------------------------------------------------------------------------------------------
 1989       1990      1991      1992       1993       1994      1995       1996      1997       1998
--------------------------------------------------------------------------------------------------------------
30.93%     -3.63%    29.72%     7.13%      9.66%      1.01%    37.06%     22.57%    32.83%     28.42%
--------------------------------------------------------------------------------------------------------------


Best Quarter: 21.44% (4th quarter of 1998) Worst Quarter: (13.72)% (3rd quarter of 1990)

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/98)
--------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                             1 YEAR       5 YEARS      10 YEARS       (10/19/87)
                             ------       -------      --------       ----------
Class I shares               28.42%       23.70%       18.74%          18.82%
S&P 500**                    28.60%       24.05%       19.19%          18.50%
Lipper Average***            28.25%       23.58%       18.62%          18.04%

--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT

MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) S&P 500 INDEX AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.

HOW THE PORTFOLIOS INVEST

While the Portfolios have some common attributes, each one has its own portfolio managers, investment objective and policies, performance information, and risks. Therefore, some sections of this prospectus deal with each Portfolio separately, while other sections address two or more Portfolios at the same time. In sections that concern one particular Portfolio as identified in the section heading, "the Portfolio" refers to that particular Portfolio.

--------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A TOTAL INVESTMENT RETURN CONSISTENT WITH A CONSERVATIVELY MANAGED DIVERSIFIED PORTFOLIO. To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success.

We will vary how much of the Portfolio's assets are invested in a particular type of security depending how we think the different markets will perform. Under normal conditions, we intend to keep at least 25% of the Portfolio's total assets invested in debt securities.

---------------------------------------------------
BALANCED PORTFOLIO
We invest in all three types of securities - equity, debt and money market - in order to achieve diversification in a single portfolio. We seek to maintain a conservative blend of investments that will have strong performance in a down market and solid, but not necessarily outstanding, performance in up markets. This Portfolio may be appropriate for an investor looking for diversification with less risk than that of the Flexible Managed Portfolio, while recognizing that this reduces the chances of greater appreciation.
---------------------------------------------------


In general, we will invest within the ranges shown below:

     ASSET TYPE                MINIMUM         NORMAL          MAXIMUM
-----------------              -------         ------          -------
Stocks                           15%             35%             75%
Debt obligations and money
  market  securities             25%             65%             85%


DEBT SECURITIES in general are basically written promises to repay a debt. There are numerous types of debt securities which vary as to the terms of repayment and the commitment of other parties to honor the obligations of the issuer. Most of the securities in the debt portion of this Portfolio will be rated "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories.

The Portfolio may also invest in lower-rated securities, which are riskier and are considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside the U.S. by foreign or U.S. issuers, but are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

The stock portion of the Portfolio will be invested mainly in EQUITY and EQUITY-RELATED securities of major, established corporations which we believe are in sound financial condition and offer better total returns than broad based market indexes.

The money market portion of the Portfolio will be invested in high-quality money market instruments. We manage this portion of the Portfolio to comply with specific rules designed for money market mutual funds. We will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. (Weighted average maturity is calculated by adding the maturities of all the bonds in a portfolio and dividing by the number of bonds on a weighted basis.)

In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's total assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and not benefit from any set-off between the lender and the borrower.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the fixed-income portion of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
DIVERSIFIED BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.

Debt obligations, in general, are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which we can invest include U.S. government securities, mortgage-related securities and corporate bonds.

-------------------------------------------------------
OUR STRATEGY
In general, the value of debt obligations moves in the opposite direction as interest rates - if a bond is purchased and then interest rates go up, newer bonds will be worth more because they will have a higher rate of interest. We will adjust the mix of the Portfolio's short-term, intermediate and long term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when rates go up.
-------------------------------------------------------

Usually at least 80% of the Portfolio's total assets will be invested in debt securities that are investment grade. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The Portfolio may invest without limit in DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT AND GOVERNMENT-RELATED ENTITIES. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. Government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

We may also invest up to 20% of Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers provided the securities are denominated in U.S. dollars.

The Portfolio may also invest in CONVERTIBLE DEBT SECURITIES and CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCKS of any rating. The Portfolio will not acquire any common stock except by converting a convertible debt security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Under normal conditions, the Portfolio may invest a portion of its assets in high-quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on those contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.
--------------------------------------------------------------------------------
EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

To achieve our investment objective, we invest primarily in common stocks of major established corporations as well as smaller companies.

A portion of the Portfolio's assets may be invested in short, intermediate or long term DEBT OBLIGATIONS, including convertible and nonconvertible PREFERRED STOCK and OTHER EQUITY-RELATED SECURITIES. Up to 5% of these holdings may be rated below investment grade. These securities are considered speculative and are sometimes referred to as "junk bonds."

---------------------------------------------------
VALUE APPROACH
We use a value approach to investing which means we look for companies whose stock is selling below the price that we believe reflects its true worth based on earnings, book value and other financial measures.

To achieve our value investment strategy, we usually buy securities that are out of favor and that many other investors are selling. We attempt to invest in companies and industries before other investors recognize their true value.
---------------------------------------------------

Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

Under normal circumstances, the Portfolio may invest a portion of its assets in MONEY MARKET INSTRUMENTS. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek BOTH CURRENT INCOME AND CAPITAL APPRECIATION. This means we seek investments whose price will increase as well as pay dividends and other income. To achieve this objective, we look for securities we believe will provide investment returns above those of the Standard & Poor's 500 Composite Stock Price Index (the S&P 500 Index) or the NYSE Composite Index. While we make every effort to achieve this objective, we can't guarantee success.

We will normally invest at least 65% of the Portfolio's total assets in EQUITY and EQUITY-RELATED SECURITIES. We buy common stock of companies of every size - small, medium and large capitalization. When deciding which stocks to buy, we look at a company's earnings, balance sheet and cash flow and then at how these factors impact the stock's price and return. We also buy EQUITY-RELATED SECURITIES - like bonds, corporate notes and preferred stock - that can be converted into a company's common stock or other equity security.

Up to 35% of the Portfolio's total assets may be invested in other DEBT OBLIGATIONS including non-convertible preferred stock.

---------------------------------------------------
CONTRARIAN APPROACH
To achieve our value investment strategy, we generally take a strong contrarian approach to investing. In other words, we usually buy securities that are out of favor and that many other investors are selling, and we attempt to invest in companies and industries before other investors recognize their true value. Using these guidelines, we focus on long-term performance, not short-term gain.
---------------------------------------------------

When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
FLEXIBLE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to seek A HIGH TOTAL RETURN CONSISTENT WITH AN AGGRESSIVELY MANAGED DIVERSIFIED PORTFOLIO. To achieve our objective, we invest in a mix of equity and equity-related securities, debt obligations and money market instruments. We adjust the percentage of Portfolio assets in each category depending on our expectations regarding the different markets. While we make every effort to achieve our objective, we can't guarantee success.

------------------------------------------------------
BALANCED PORTFOLIO
We invest in all three types of securities - equity, debt and money market - in order to achieve diversification in a single portfolio. We seek to maintain a more aggressive mix of investments than the Conservative Balanced Portfolio. This Portfolio may be appropriate for an investor looking for diversification who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation.
------------------------------------------------------


Generally, we will invest within the ranges shown below:

   ASSET TYPE                MINIMUM         NORMAL          MAXIMUM
-----------------            -------         ------          -------
Stocks                         25%             60%             100%
Fixed income securities         0%             40%              75%
Money market securities         0%              0%              75%


The stock portion of the Portfolio will be invested in a broadly diversified portfolio of stocks generally consisting of large and mid-size companies, although it may also hold stocks of smaller companies. We will invest in companies and industries that, in our judgment, will provide either attractive long-term returns, or are desirable to hold in the Portfolio to manage risk.

Most of the securities in the fixed income portion of this Portfolio will be investment grade, however, we may also invest up to 25% of this portion of the Portfolio in debt securities rated as low as BB, Ba or lower by a major rating service at the time they are purchased. These high-yield or "junk bonds" are riskier than higher rated bonds and are considered speculative. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

The fixed income portion of the Portfolio may also include LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

The Portfolio may also invest up to 30% of its total assets in FOREIGN EQUITY and DEBT SECURITIES that are not denominated in the U.S. dollar. In addition, up to 20% of the Portfolio's total assets may be invested in debt securities that are issued outside of the U.S. by foreign or U.S. issuers provided the securities are denominated in U.S. dollars. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

The money market portion of the Portfolio will be invested in high-quality money market instruments. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, debt securities, stock indexes, and foreign currencies; purchase and sell stock index, interest rate and foreign currency FUTURES CONTRACTS and options on those contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the fixed income portion of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We may also invest in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS in the management of the fixed-income portion of the Portfolio. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is LONG TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve this objective, we can't guarantee success.

When selecting stocks, we use a growth approach which means we look for companies that have above-average growth prospects. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we chose have superior management, a unique market niche or a strong new product.

The Portfolio may invest up to 100% of its assets in MONEY MARKET INSTRUMENTS in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

---------------------------------------------------
GLOBAL INVESTING
This Portfolio is intended to provide investors with the opportunity to invest in companies located throughout the world. Although we are not required to invest in a minimum number of countries, we intend generally to invest in at least three countries, including the U.S. However, in response to market conditions, we can invest up to 35% of the Portfolio's total assets in any one country other than the U.S.
--------------------------------------------------

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell FUTURES CONTRACTS on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
GOVERNMENT INCOME PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is A HIGH LEVEL OF INCOME OVER THE LONGER TERM CONSISTENT WITH THE PRESERVATION OF CAPITAL. In pursuing our objective, we invest primarily in intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established, sponsored or guaranteed by the U.S. government. While we make every effort to achieve this objective, we can't guarantee success.

Normally, we will invest at least 65% of the Portfolio's total assets in U.S. GOVERNMENT SECURITIES, which include TREASURY SECURITIES, OBLIGATIONS ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES and
MORTGAGE-RELATED SECURITIES issued by U.S. government instrumentalities or non-governmental corporations.

MORTGAGE-RELATED SECURITIES are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages.

--------------------------------------------------
U.S. GOVERNMENT SECURITIES
U.S. government securities are considered among the most creditworthy of debt securities. Because they are generally considered less risky, their yields tend to be lower than the yields from corporate debt. Like all debt securities, the values of U.S. government securities will change as interest rates change.
--------------------------------------------------

We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

Mortgage-related securities include COLLATERALIZED MORTGAGE OBLIGATIONS, MULTI-CLASS PASS THROUGH SECURITIES and STRIPPED MORTGAGE-BACKED SECURITIES. A collateralized mortgage backed obligation (CMO) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by entities such as banks, U.S. governmental entities or broker-dealers. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal and interest on the mortgage assets and any reinvestment income provide the money to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (MBS strip) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. MBS strips are highly sensitive to changes in prepayment and interest rates.

The Portfolio may invest up to 35% of its total assets in MONEY MARKET INSTRUMENTS, FOREIGN GOVERNMENT SECURITIES (including those issued by supranational organizations) denominated in U.S. dollars, ASSET-BACKED SECURITIES rated in one of the top two ratings categories by Moody's or S&P (or if unrated, of comparable quality in our judgment) and SECURITIES OF ISSUERS (INCLUDING FOREIGN GOVERNMENTS) OTHER THAN THE U.S. GOVERNMENT AND RELATED ENTITIES, where the principal and interest are substantially guaranteed by U.S.

government agencies whose guarantee is backed by the full faith and credit of the U.S. and where an assurance of payment on the unguaranteed portion is provided for in a comparable way.

The Portfolio may invest up to 100% of its assets in MONEY MARKET INSTRUMENTS in response to adverse market conditions or when restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve capital appreciation, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at an agreed price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high yield/high risk debt securities. While we make every effort to achieve this objective, we can't guarantee success.


Normally, we will invest at least 80% of the Portfolio's total assets in medium to lower rated debt securities. These high-yield or "junk bonds" are riskier than higher rated bonds and are considered speculative.

The Portfolio may also invest up to 20% of its total assets in U.S. dollar denominated DEBT SECURITIES issued outside the U.S. by foreign and U.S. issuers.

The Portfolio may also acquire convertible and nonconvertible debt securities and preferred stock. The Portfolio will not invest in common stocks, except when they are included as part of a debt security.

--------------------------------------------------
HIGH YIELD/HIGH RISK

Lower rated and comparable unrated securities tend to offer better yields than higher rated securities with the same maturities because the issuer's past financial condition may not have been as strong as that of higher rated issuers. Changes in the perception of the creditworthiness of the issuers of lower rated securities tend to occur more frequently and in a more pronounced manner than for issuers of higher rated securities.
--------------------------------------------------

We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

Under normal circumstances, the Portfolio may invest in MONEY MARKET INSTRUMENTS and COMMERCIAL PAPER OF DOMESTIC CORPORATIONS. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

The investment objective of this Portfolio is to SEEK THE MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success.

We invest in a diversified portfolio of short-term debt obligations issued by the U.S. government, its agencies and instrumentalities, as will well as commercial paper, asset backed securities, funding agreements, certificates of deposit, floating and variable rate demand notes, notes and other obligations issued by banks, corporations and other companies (including trust structures), and obligations issued by foreign banks, companies or foreign governments.

---------------------------------------------------
STEADY NET ASSET VALUE
The net asset value for the Portfolio will ordinarily remain at $10 per share because dividends are declared and reinvested daily. The price of each share remains the same, but you will have more shares when dividends are declared.
---------------------------------------------------

We make investments that meet the requirements of specific rules designed for money market mutual funds, such as the Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest. CERTIFICATES OF DEPOSIT, TIME DEPOSITS and BANKERS' ACCEPTANCES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

We may purchase DEBT SECURITIES that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

The Portfolio may also purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.

The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

--------------------------------------------------------------------------------
AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $10 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
--------------------------------------------------------------------------------

OTHER STRATEGIES

We may also use alternative investment strategies to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

The Portfolio may use up to 10% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at an agreed price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.

We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets) and holds ILLIQUID SECURITIES (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to achieve LONG TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

In pursuing our objective, we normally invest 65% of the Portfolio's total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

For the balance of the Portfolio, we may invest in COMMON STOCKS, PREFERRED STOCKS and OTHER EQUITY-RELATED SECURITIES of companies that are undergoing changes in management, product and/or marketing dynamics which we believe have not yet been reflected in reported earnings or recognized by investors.

In addition, we may invest in DEBT SECURITIES and mortgage-related securities. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

---------------------------------------------------
INVESTMENT STRATEGY
We seek to invest in equity securities of established companies with above-average growth prospects. We select stocks on a company-by-company basis using fundamental analysis. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we choose have superior management, a unique market niche or a strong new product.
---------------------------------------------------

The Portfolio may also invest in OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES. In addition, up to 30% of the Portfolio's assets may be invested in FOREIGN EQUITY and EQUITY-RELATED SECURITIES. For these purposes, we do not consider American Depositary Receipts
(ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on those futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The

Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of this Portfolio is to achieve INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve this goal, we attempt to duplicate the performance of the Standard & Poor's 500 Stock Index (S&P 500 Index). While we make every effort to achieve this objective, we can't guarantee success.

Under normal conditions, we attempt to invest in all 500 stocks represented in the S&P 500 Index in proportion to their weighting in the Index. We will attempt to remain as fully invested in the S&P 500 stocks as possible in light of cash flow into and out of the Portfolio.


-------------------------------------------------------
S&P 500 INDEX
We attempt to duplicate the performance of the S&P 500 Index, a market-weighted index which represents more than 70% of the market value of all publicly-traded common stocks.
-------------------------------------------------------

To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality MONEY MARKET INSTRUMENTS. To the extent we do so, the Portfolio's performance will differ from that of the Index. We attempt to minimize differences in the performance of the Portfolio and the Index by using stock index FUTURES contracts, OPTIONS on stock indexes and options on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

ALTERNATIVE STRATEGIES

We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

We may: purchase and sell OPTIONS on stock indexes and purchase and sell stock index FUTURES contracts and options on those futures contracts.

The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
A STOCK'S INCLUSION IN THE S&P 500 INDEX IN NO WAY IMPLIES S&P'S OPINION AS TO THE STOCK'S ATTRACTIVENESS AS AN INVESTMENT. THE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE PORTFOLIO. "STANDARD & POOR'S," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF MCGRAW HILL.
--------------------------------------------------------------------------------

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments and certain other investments each Portfolio may make. See also, "Investment Objectives and Policies of the Portfolios" in the SAI.



 INVESTMENT
    TYPE               PORTFOLIO & % OF ASSETS                        RISKS                              POTENTIAL REWARDS
================= ================================= ============================================ ===================================
HIGH-QUALITY       ALL PORTFOLIOS                    o  Credit risk - the risk that the borrower  o  Regular interest income
MONEY MARKET                                            can't pay back the money borrowed
OBLIGATIONS OF     (% VARIES)
ALL TYPES                                            o  Market risk - the risk that the           o  Generally more secure than
                                                        obligations may lose value because           stocks since companies must pay
                                                        interest rates change or these is a lack     their debts before they pay
                                                        of confidence in the borrower                dividends

----------------- --------------------------------- -------------------------------------------- -----------------------------------
EQUITY AND         EQUITY SECURITIES:                o  Individual stocks could lose value        o  Historically, stocks have
EQUITY-RELATED     ALL PORTFOLIOS EXCEPT                                                             outperformed other investments
SECURITIES         GOVERNMENT INCOME,                o  The equity markets could go down,            over the long term
                   MONEY MARKET                         resulting in a decline in value of a
                                                        Portfolio's investments                   o  Generally, economic growth
                   (% VARIES)                                                                        means higher corporate profits,
                                                     o  Companies that pay dividends may not do      which leads to an increase in
                                                        so if they don't have profits or             stock prices, known as capital
                   EQUITY-RELATED SECURITIES:           adequate cash flow                           appreciation
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND, EQUITY,                                                      o  May be a source of
                   EQUITY INCOME, FLEXIBLE MANAGED,  o  Changes in economic or political             dividend income
                   GLOBAL, HIGH YIELD BOND,             conditions, both U.S. and international,
                   PRUDENTIAL JENNISON                  may result in a decline in the value of
                                                        a Portfolio's investments
                   (% VARIES)
                                                     o  Small-cap companies are more likely to    o  Highly successful small-cap
                                                        reinvest earnings and not pay dividends      companies can outperform larger
----------------- --------------------------------- -------------------------------------------- -----------------------------------

----------------- --------------------------------- -------------------------------------------- -----------------------------------
                                                     o  Changes in interest rates may affect the     ones
                                                        companies securities of small- and
                                                        medium-sized more than the securities of
                                                        larger companies

----------------- --------------------------------- -------------------------------------------- -----------------------------------
INVESTMENT         ALL PORTFOLIOS EXCEPT STOCK       o  A Portfolio's holdings, share price, and  o  Bonds have generally
GRADE DEBT         INDEX                                total return may fluctuate in response       outperformed money market
SECURITIES                                              to bond market movements                     instruments over the long
                   (% VARIES)                                                                        term with less risk than stocks
                                                     o  Credit risk - the default of an issuer
                                                        would leave a Portfolio with unpaid       o  Most bonds will rise in value
                                                        interest or principal. The lower a           when interest rates fall
                                                        bond's quality, the higher its potential
                                                        volatility                                o  Regular interest income

                                                     o  Market risk - the risk that the market    o  Investment grade bonds have a
                                                        value of an investment may move up or        lower risk of default
                                                        down, sometimes rapidly or
                                                        unpredictably. Market risk may affect an  o  Generally more secure than
                                                        industry, sector, or the market as a         stocks since companies must pay
                                                        whole                                        their debts before they pay
                                                                                                     dividends
                                                     o  Interest rate risk - the value of most
                                                        bonds will fall when interest rates
                                                        rise; the longer a bond's maturity and
                                                        the lower its credit quality, the more
                                                        its value typically falls. It can lead
                                                        to price volatility

----------------- --------------------------------- -------------------------------------------- -----------------------------------
HIGH-YIELD         CONSERVATIVE BALANCED,            o  Higher market risk                        o  May offer higher interest
DEBT SECURITIES    DIVERSIFIED BOND, EQUITY,                                                         income than higher quality
(JUNK BONDS)       EQUITY INCOME, FLEXIBLE           o  Higher credit risk                           debt securities
                   MANAGED, HIGH YIELD BOND
                                                     o  May be more illiquid (harder to value
                   (% VARIES)                           and sell), in which case valuation
                                                        would depend more on the investment
                                                        adviser's judgment than is generally the
                                                        case with higher rated securities
----------------- --------------------------------- -------------------------------------------- -----------------------------------

----------------- --------------------------------- -------------------------------------------- -----------------------------------
FOREIGN            CONSERVATIVE BALANCED,            o  Foreign markets, economies and political  o  Investors can participate in
SECURITIES         DIVERSIFIED BOND, EQUITY,            systems may not be as stable as in the       the growth of foreign markets
                   EQUITY INCOME, FLEXIBLE              U.S.                                         and companies operating in
                   MANAGED, GLOBAL, GOVERNMENT                                                       those markets
                   INCOME, HIGH YIELD BOND,          o  Currency risk - changing values of
                   MONEY MARKET, PRUDENTIAL             foreign currencies                        o  Changing value of foreign
                   JENNISON                                                                          currencies
                                                     o  May be less liquid than U.S. stocks and
                   (% VARIES)                           bonds                                     o  Opportunities for
                                                                                                     diversification
                                                     o  Differences in foreign laws, accounting
                                                        standards, public information, custody
                   OPTIONS ON FOREIGN CURRENCIES:       and settlement practices
                   CONSERVATIVE BALANCED,
                   EQUITY, EQUITY INCOME,            o  Year 2000 conversion may be more of a
                   FLEXIBLE MANAGED, GLOBAL,            problem for some foreign issuers
                   PRUDENTIAL JENNISON

                   (% VARIES)



                   FUTURES ON FOREIGN CURRENCIES:
                   CONSERVATIVE BALANCED,
                   EQUITY, EQUITY INCOME,
                   FLEXIBLE MANAGED, GLOBAL,
                   PRUDENTIAL JENNISON

                   (% VARIES)

----------------- --------------------------------- -------------------------------------------- -----------------------------------
DERIVATIVES        OPTIONS ON EQUITY SECURITIES:     o  Derivatives, such as futures, options     o  A Portfolio could make money
                   CONSERVATIVE BALANCED,               and foreign currency forward contracts,      and protect against losses if
                   EQUITY, EQUITY INCOME,               may not fully offset the underlying          the investment analysis proves
                   FLEXIBLE MANAGED, GLOBAL,            positions and this could result in           correct
                   PRUDENTIAL JENNISON,                 losses to a Portfolio that would not
                   STOCK INDEX                          have otherwise occurred                   o  Derivatives that involve
                                                                                                     leverage could generate
                                                                                                     substantial gains at
----------------- --------------------------------- -------------------------------------------- -----------------------------------

----------------- --------------------------------- -------------------------------------------- -----------------------------------
                                                                                                     low cost
                   (% VARIES)                        o  Derivatives used for risk management may
                                                        not have the intended effects and may     o  One way to manage a Portfolio's
                                                        result in losses or missed opportunities     risk/return balance is to lock
                                                                                                     in the value of an investment
                   OPTIONS ON DEBT SECURITIES:       o  The other party to a derivatives             ahead of time
                   CONSERVATIVE BALANCED,               contract could default
                   DIVERSIFIED BOND, FLEXIBLE
                   MANAGED, GOVERNMENT INCOME,       o  Derivatives that involve leverage could
                   HIGH YIELD BOND                      magnify losses

                   (% VARIES)
                                                     o  Certain types of derivatives involve
                                                        costs to a Portfolio that can reduce
                                                        returns
                   OPTIONS ON STOCK INDEXES:
                   CONSERVATIVE BALANCED,
                   EQUITY, EQUITY INCOME,
                   FLEXIBLE MANAGED, GLOBAL,
                   PRUDENTIAL JENNISON,
                   STOCK INDEX

                   (% VARIES)



                   FUTURES CONTRACTS ON STOCK
                   INDEXES:
                   CONSERVATIVE BALANCED,
                   EQUITY, EQUITY INCOME,
                   FLEXIBLE MANAGED, GLOBAL,
                   PRUDENTIAL JENNISON,
                   STOCK INDEX

                   (% VARIES)



                   FUTURES ON DEBT SECURITIES
                   AND INTEREST RATE INDEXES:
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND, FLEXIBLE
                   MANAGED, GLOBAL,
----------------- --------------------------------- -------------------------------------------- -----------------------------------

----------------- --------------------------------- -------------------------------------------- -----------------------------------
                   GOVERNMENT INCOME, HIGH YIELD
                   BOND

                   (% VARIES)



                   INTEREST RATE SWAPS:
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND, FLEXIBLE
                   MANAGED, GOVERNMENT INCOME,
                   HIGH YIELD BOND

                   (% VARIES)

----------------- --------------------------------- -------------------------------------------- -----------------------------------
MORTGAGE           GOVERNMENT INCOME,                o  Prepayment risk - the risk that the       o  Regular interest income
BACKED &           MONEY MARKET,                        underlying mortgage or other debt may be
ASSET BACKED       PRUDENTIAL JENNISON                  prepaid partially or completely,          o  Pass-through instruments
SECURITIES                                              generally, during periods of falling         provide greater diversification
                   (% VARIES)                           interest rates, which could adversely        than direct ownership of loans
                                                        affect yield to maturity and could
                                                        require a Portfolio to reinvest in        o  Certain mortgage-backed
                                                        lower-yielding securities                    securities may benefit from
                                                                                                     security interest in real
                                                     o  Credit risk - the risk that the              estate collateral
                                                        underlying mortgages or receivables will
                                                        not be paid by debtors or by credit
                                                        insurers or guarantors of such
                                                        instruments and thus may involve greater
                                                        risk

                                                     o  Market risk

----------------- --------------------------------- -------------------------------------------- -----------------------------------
REAL ESTATE        CONSERVATIVE BALANCED,            o  Performance depends on the strength       o  Real estate holdings can
INVESTMENT         EQUITY INCOME,                       of real estate markets, REIT management      generate good returns from
TRUSTS             FLEXIBLE MANAGED                     and property management which can be         rents, rising market values,
(REITS)                                                 affected by many factors, including          etc.
                   (% VARIES)                           national and regional economic
                                                        conditions                                o  Greater diversification than
                                                                                                     direct ownership
----------------- --------------------------------- -------------------------------------------- -----------------------------------

----------------- --------------------------------- -------------------------------------------- -----------------------------------
ILLIQUID           ALL PORTFOLIOS EXCEPT MONEY       o  May be difficult to value precisely       o  May offer a more attractive
SECURITIES         MARKET (15% OF ITS NET ASSETS)                                                    yield than more widely traded
                                                     o  May be difficult to sell at the time or      securities
                   MONEY MARKET PORTFOLIO (10% OF       price desired
                   ITS NET ASSETS)

----------------- --------------------------------- -------------------------------------------- -----------------------------------
LOAN               CONSERVATIVE BALANCED,            o  Credit risk                               o  May offer right to receive
PARTICIPATIONS     DIVERSIFIED BOND, FLEXIBLE                                                        principal, interest and fees
                   MANAGED, HIGH YIELD BOND,         o  Market risk                                  without as much risk as lender
                   MONEY MARKET
                                                     o  A Portfolio has no rights against the
                   (% VARIES)                           borrower in the event the borrower does
                                                        not repay the loan

----------------- --------------------------------- -------------------------------------------- -----------------------------------
WHEN-ISSUED        WHEN-ISSUED AND DELAYED           o  Use of such instruments and strategies    o  Use of instruments may magnify
AND DELAYED        DELIVERY SECURITIES:                 may magnify underlying  investment           underlying investment gains
DELIVERY           CONSERVATIVE BALANCED,               losses
SECURITIES,        DIVERSIFIED BOND, EQUITY,
REVERSE            EQUITY INCOME, FLEXIBLE           o  Investment costs may exceed potential
REPURCHASE         MANAGED, GLOBAL, GOVERNMENT          underlying investment gains
AGREEMENTS,        INCOME, HIGH YIELD BOND,
DOLLAR ROLLS       MONEY MARKET, PRUDENTIAL
AND SHORT          JENNISON
SALES
                   (% VARIES)



                   REVERSE REPURCHASE AGREEMENTS:
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND,  FLEXIBLE
                   MANAGED, GOVERNMENT INCOME,
                   HIGH YIELD BOND, MONEY MARKET
                   AND THE
----------------- --------------------------------- -------------------------------------------- -----------------------------------

----------------- --------------------------------- -------------------------------------------- -----------------------------------
                   MONEY MARKET PORTION
                   OF ANYPORTFOLIO

                   (% VARIES)



                   DOLLAR ROLLS:
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND, FLEXIBLE
                   MANAGED, GOVERNMENT INCOME,
                   HIGH YIELD BOND

                   (% VARIES)



                   SHORT SALES:
                   CONSERVATIVE BALANCED,
                   DIVERSIFIED BOND, FLEXIBLE
                   MANAGED, GOVERNMENT INCOME,
                   HIGH YIELD BOND

                   (% VARIES)



                   SHORT SALES AGAINST THE BOX:
                   ALL PORTFOLIOS EXCEPT THE
                   MONEY MARKET PORTFOLIO

                   (% VARIES)
================= ================================= ============================================ ===================================

HOW THE PORTFOLIOS ARE MANAGED

--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

Prudential serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1998, Prudential had total assets under management of approximately $334 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.

The following chart lists the total investment advisory fees paid in 1998 as a percentage of the Portfolio's average net assets.

--------------------------------------------- ---------------------------------
                                                    TOTAL ADVISORY FEES AS %
                       PORTFOLIO                       OF AVERAGE NET ASSETS
--------------------------------------------- ---------------------------------

Conservative Balanced                                        0.55
Diversified Bond                                             0.40
Equity                                                       0.45
Equity Income                                                0.40
Flexible Managed                                             0.60
Global                                                       0.75
Government Income                                            0.40
High Yield Bond                                              0.55
Money Market                                                 0.40
Prudential Jennison                                          0.60
Stock Index                                                  0.35


--------------------------------------------------------------------------------
INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Portfolios, except the services described below. PIC's address is 751 Broad Street, Newark, New Jersey 07102-3777.

Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. As of December 31, 1998, Jennison had over $46 billion in assets under management for institutional and mutual fund clients.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Prudential's fixed-income group is organized by teams that specialize in sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Each of the portfolio managers of the fixed-income Portfolios (or the fixed income portion of a Portfolio) contributes bottom-up securities selection within those guidelines and is responsible for the day-to-day management of the Portfolio.

CONSERVATIVE BALANCED PORTFOLIO & FLEXIBLE MANAGED PORTFOLIO

These Portfolios are managed by a team of portfolio managers. Mark Stumpp, Ph.D., Senior Managing Director of Prudential Investments, a division of Prudential, has been the lead portfolio manager of the Portfolios since 1994 and is responsible for the overall asset allocation decisions.

Warren Spitz, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1995 and manages a portion of each Portfolio's equity holdings.

Jose Rodriguez, Managing Director of Prudential Investments, has been a portfolio manager of the Portfolios since 1993 and is responsible for the debt portion of the Portfolios. Mr. Rodriquez has been a portfolio manager for Prudential Investments since 1988.

John Moschberger, CFA, Vice President of Prudential Investments, manages the portions of each Portfolio designed to duplicate the performance of the S&P 500 Index. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

DIVERSIFIED BOND PORTFOLIO AND GOVERNMENT INCOME PORTFOLIO

These Portfolios are managed by Ms. Barbara Kenworthy who has been the manager of each since 1995. Ms. Kenworthy is a Managing Director of Prudential Investments. Before joining Prudential in 1994, she served as president and portfolio manager for several Dreyfus fixed-income funds. Ms. Kenworthy has over 30 years of investment experience and is a member of the Treasury Borrowing Advisory Committee of the Public Securities Association.

EQUITY PORTFOLIO

Thomas Jackson, Managing Director of Prudential Investments, has managed this Portfolio since 1990. Mr. Jackson, a Managing Director of PIC, joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. Mr. Jackson began managing at Chase Manhattan Bank. He is a member of the New York Society of Security Analysts.

EQUITY INCOME PORTFOLIO

Warren Spitz, Managing Director of Prudential Investments, has managed this Portfolio since 1988. (See description under "Conservative Balanced Portfolio & Flexible Managed Portfolio," above.)

GLOBAL PORTFOLIO

Daniel Duane, CFA, Managing Director of Prudential Investments, Ingrid Holm, CFA, Vice President of Prudential Investments and Michelle Picker, CFA, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments groups since 1992 and has managed a portion of Prudential's general account.

HIGH YIELD BOND PORTFOLIO

George Edwards, CFA, Managing Director of Prudential Investments, has managed this Portfolio since 1997. Mr. Edwards is a Managing Director of Prudential Investments. Before joining the Prudential mutual fund group, Mr. Edwards worked in Prudential's investment grade bond unit. He was previously an analyst at McCarthy, Crisanti & Maffei (now MCM-Duff & Phelps).

MONEY MARKET PORTFOLIO

Manolita Brasil, Investment Manager of Prudential Investments, has managed this Portfolio since 1996. She joined Prudential in 1981 and served as an assistant portfolio manager for six years before she was appointed manager of the P-B International Money Fund in 1994.

PRUDENTIAL JENNISON PORTFOLIO

Since 1999, this Portfolio has been managed by Spiros "Sig" Segalas, James N. Kannry, CFA, and Kathleen A. McCarragher. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years.

Mr. Kannry, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972. He spent more than a dozen years as part of Jennison's research team before assuming portfolio management responsibilities several years ago. He holds a Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Ms. McCarragher, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison last year after a 20 year investment career, including positions with Weiss, Peck & Greer (1992-1998) and State Street Research and Management Company, where she was a member of the Investment Committee.

STOCK INDEX PORTFOLIO

John Moschberger, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. (See description under "Conservative Balanced Portfolio & Flexible Managed Portfolio," above.)

HOW TO BUY AND SELL SHARES OF THE FUND

The Fund offers two classes of shares in each Portfolio: Class I and Class II. Class I shares are sold only to separate accounts of Prudential as investment options under variable life insurance and variable annuity contracts including the Discovery Select(TM) Group Variable Annuity Contracts. (A separate account is simply an accounting device used to keep the assets invested in certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of contracts.

HOW TO BUY AND SELL SHARES

The only way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for the Discovery Select(TM) Group Variable Annuity Contracts. You should refer to that prospectus for further information on investing in the Portfolios.

Class I shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class I shares do not have a distribution or administration fee.

Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

When you purchase or sell shares of a Portfolio the price you will pay or receive, as the case may be, is based on the share's value. This is known as the net asset value or NAV. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is placed. The NAV of each share class of each Portfolio (except the Money Market Portfolio) is determined once a day - at 4:15 p.m. New York Time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15 p.m. on that day. The NAV for the Money Market Portfolio is determined at 12:00 p.m. on each day the New York Stock Exchange is open for business.

The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It's the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share because dividends are declared and reinvested daily. (The price of each share remains the same but you will have more shares when dividends are declared.)

To determine a Portfolio's NAV, its holdings are valued as follows:

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not sale, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

A Portfolio may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

All SHORT-TERM DEBT SECURITIES held by the Money Market Portfolio are valued at amortized cost. Short-term debt securities with remaining maturities of 12 month or less held by the Conservative Balanced and Flexible Managed Portfolios are valued on an amortized cost basis. For the other Portfolios, debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. This valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on a national securities exchange are valued at the average of the bid and asked prices as of the close of that exchange.

FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principle business address is 751 Broad Street, Newark, New Jersey 07102-3777.

OTHER INFORMATION

FEDERAL INCOME TAXES

If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

The SAI provides information about certain tax laws applicable to the Fund.

YEAR 2000

The services provided to the Fund and the shareholders by the Fund's investment adviser, sub-advisers, distributor, transfer agent and custodians depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's investment adviser, sub-advisers, distributor, transfer agent and custodians have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Directors receive and have received since mid-1998 satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner or that there will be no adverse impact on the Fund. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.

Additionally, issuers of securities generally as well as those purchased by the Fund may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and result in a decline in the value of the securities held by the Fund.

MONITORING FOR POSSIBLE CONFLICTS

The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and may offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the three years ended December 31, 1998, has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. The information for the two years ended December 31, 1995, was audited by other independent auditors whose report was also unqualified.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                      CONSERVATIVE BALANCED
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  14.97  $  15.52  $  15.31  $  14.10  $  14.91
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.66      0.76      0.66      0.63      0.53
Net realized and unrealized gains
  (losses) on investments..............      1.05      1.26      1.24      1.78     (0.68)
                                         --------  --------  --------  --------  --------
    Total from investment operations...      1.71      2.02      1.90      2.41     (0.15)
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.66)    (0.76)    (0.66)    (0.64)    (0.51)
Distributions from net realized
  gains................................     (0.94)    (1.81)    (1.03)    (0.56)    (0.15)
                                         --------  --------  --------  --------  --------
    Total distributions................     (1.60)    (2.57)    (1.69)    (1.20)    (0.66)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  15.08  $  14.97  $  15.52  $  15.31  $  14.10
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............     11.74%    13.45%    12.63%    17.27%    (0.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $4,796.0  $4,744.2  $4,478.8  $3,940.8  $3,501.1
Ratios to average net assets:
  Expenses.............................      0.57%     0.56%     0.59%     0.58%     0.61%
  Net investment income................      4.19%     4.48%     4.13%     4.19%     3.61%
Portfolio turnover rate................       167%      295%      295%      201%      125%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.


                                 1-Series Fund

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                         DIVERSIFIED BOND
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  11.02  $  11.07  $  11.31  $ 10.04   $ 11.10
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.69      0.80      0.76     0.76      0.68
Net realized and unrealized gains
  (losses) on investments..............      0.08      0.11     (0.27)    1.29     (1.04 )
                                         --------  --------  --------  --------  --------
    Total from investment operations...      0.77      0.91      0.49     2.05     (0.36 )
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.69)    (0.83)    (0.73)   (0.75 )   (0.68 )
Distributions from net realized
  gains................................     (0.04)    (0.13)       --    (0.03 )   (0.02 )
                                         --------  --------  --------  --------  --------
    Total distributions................     (0.73)    (0.96)    (0.73)   (0.78 )   (0.70 )
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  11.06  $  11.02  $  11.07  $ 11.31   $ 10.04
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      7.15%     8.57%     4.40%   20.73%    (3.23 )%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,122.6    $816.7    $720.2   $655.8    $541.6
Ratios to average net assets:
  Expenses.............................      0.42%     0.43%     0.45%    0.44%     0.45%
  Net investment income................      6.40%     7.18%     6.89%    7.00%     6.41%
Portfolio turnover rate................       199%      224%      210%     199%       32%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.


                                 2-Series Fund

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                                EQUITY
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   31.07  $   26.96  $   25.64  $   20.66   $21.49
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.60       0.69       0.71       0.55     0.51
Net realized and unrealized gains on
  investments..........................       2.21       5.88       3.88       5.89     0.05
                                         ---------  ---------  ---------  ---------  --------
    Total from investment operations...       2.81       6.57       4.59       6.44     0.56
                                         ---------  ---------  ---------  ---------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.60)     (0.70)     (0.67)     (0.52)   (0.49)
Distributions from net realized
  gains................................      (3.64)     (1.76)     (2.60)     (0.94)   (0.90)
                                         ---------  ---------  ---------  ---------  --------
    Total distributions................      (4.24)     (2.46)     (3.27)     (1.46)   (1.39)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   29.64  $   31.07  $   26.96  $   25.64   $20.66
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(b)............       9.34%     24.66%     18.52%     31.29%    2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $6,247.0   $6,024.0   $4,814.0   $3,813.8  $2,617.8
Ratios to average net assets:
  Expenses.............................       0.47%      0.46%      0.50%      0.48%    0.55%
  Net investment income................       1.81%      2.27%      2.54%      2.28%    2.39%
Portfolio turnover rate................         25%        13%        20%        18%       7%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.


                                 3-Series Fund

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                          EQUITY INCOME
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  22.39  $  18.51  $  16.27  $  14.48  $  15.66
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.56      0.61      0.58      0.64      0.66
Net realized and unrealized gains
  (losses) on investments..............     (1.03)     6.06      2.88      2.50     (0.46)
                                         --------  --------  --------  --------  --------
    Total from investment operations...     (0.47)     6.67      3.46      3.14      0.20
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.59)    (0.57)    (0.71)    (0.62)    (0.56)
Distributions from net realized
  gains................................     (1.30)    (2.22)    (0.51)    (0.73)    (0.82)
                                         --------  --------  --------  --------  --------
    Total distributions................     (1.89)    (2.79)    (1.22)    (1.35)    (1.38)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  20.03  $  22.39  $  18.51  $  16.27  $  14.48
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............     (2.38)%    36.61%    21.74%    21.70%     1.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $2,142.3  $2,029.8  $1,363.5  $1,110.0    $859.7
Ratios to average net assets:
  Expenses.............................      0.42%     0.41%     0.45%     0.43%     0.52%
  Net investment income................      2.54%     2.90%     3.36%     4.00%     3.92%
Portfolio turnover rate................        20%       38%       21%       64%       63%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.


                                 4-Series Fund

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                           FLEXIBLE MANAGED
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.28  $   17.79  $   17.86  $   15.50  $   16.96
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.58       0.59       0.57       0.56       0.47
Net realized and unrealized gains
  (losses) on investments..............       1.14       2.52       1.79       3.15      (1.02)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.72       3.11       2.36       3.71      (0.55)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.59)     (0.58)     (0.58)     (0.56)     (0.45)
Distributions from net realized
  gains................................      (1.85)     (3.04)     (1.85)     (0.79)     (0.46)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (2.44)     (3.62)     (2.43)     (1.35)     (0.91)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   16.56  $   17.28  $   17.79  $   17.86  $   15.50
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      10.24%     17.96%     13.64%     24.13%     (3.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $5,410.0   $5,490.1   $4,896.9   $4,261.2   $3,481.5
Ratios to average net assets:
  Expenses.............................       0.61%      0.62%      0.64%      0.63%      0.66%
  Net investment income................       3.21%      3.02%      3.07%      3.30%      2.90%
Portfolio turnover rate................        138%       227%       233%       173%       124%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.


                                 5-Series Fund

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                                GLOBAL
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.92  $   17.85  $   15.53  $   13.88  $   14.64
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.07       0.09       0.11       0.06       0.02
Net realized and unrealized gains
  (losses) on investments..............       4.38       1.11       2.94       2.14      (0.74)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       4.45       1.20       3.05       2.20      (0.72)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.16)     (0.13)     (0.11)     (0.24)     (0.02)
Dividends in excess of net investment
  income...............................      (0.12)     (0.10)        --         --         --
Distributions from net realized
  gains................................      (0.93)     (0.90)     (0.62)     (0.31)     (0.02)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (1.21)     (1.13)     (0.73)     (0.55)     (0.04)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   21.16  $   17.92  $   17.85  $   15.53  $   13.88
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      25.08%      6.98%     19.97%     15.88%     (4.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $844.5     $638.4     $580.6     $400.1     $345.7
Ratios to average net assets:
  Expenses.............................       0.86%      0.85%      0.92%      1.06%      1.23%
  Net investment income................       0.29%      0.47%      0.64%      0.44%      0.20%
Portfolio turnover rate................         73%        70%        41%        59%        37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.


                                 6-Series Fund

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                           GOVERNMENT INCOME
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   11.52  $   11.22  $   11.72  $   10.46  $   11.78
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.67       0.75       0.75       0.74       0.70
Net realized and unrealized gains
  (losses) on investments..............       0.36       0.30      (0.51)      1.28      (1.31)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       1.03       1.05       0.24       2.02      (0.61)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.68)     (0.75)     (0.74)     (0.76)     (0.71)
Dividends in excess of net investment
  income...............................         --(c)        --        --        --         --
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (0.68)     (0.75)     (0.74)     (0.76)     (0.71)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   11.87  $   11.52  $   11.22  $   11.72  $   10.46
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............       9.09%      9.67%      2.22%     19.48%     (5.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $443.2     $429.6     $482.0     $501.8     $487.6
Ratios to average net assets:
  Expenses.............................       0.43%      0.44%      0.46%      0.45%      0.45%
  Net investment income................       5.71%      6.40%      6.38%      6.55%      6.30%
Portfolio turnover rate................        109%        88%        95%       195%        34%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

(c) Less than $.005 per share.


                                 7-Series Fund

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                         HIGH YIELD BOND
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   8.14  $   7.87  $   7.80  $   7.37  $   8.41
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.77      0.78      0.80      0.81      0.87
Net realized and unrealized gains
  (losses) on investments..............     (0.94)     0.26      0.06      0.46     (1.10)
                                         --------  --------  --------  --------  --------
    Total from investment operations...     (0.17)     1.04      0.86      1.27     (0.23)
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.76)    (0.77)    (0.78)    (0.84)    (0.81)
Dividends in excess of net investment
  income...............................        --        --     (0.01)       --        --
                                         --------  --------  --------  --------  --------
    Total distributions................     (0.76)    (0.77)    (0.79)    (0.84)    (0.81)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $   7.21  $   8.14  $   7.87  $   7.80  $   7.37
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............     (2.36)%    13.78%    11.39%    17.56%    (2.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................    $789.3    $568.7    $432.9    $367.9    $306.2
Ratios to average net assets:
  Expenses.............................      0.58%     0.57%     0.63%     0.61%     0.65%
  Net investment income................     10.31%     9.78%     9.89%    10.34%     9.88%
Portfolio turnover rate................        63%      106%       88%      139%       69%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.


                                 8-Series Fund

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             MONEY MARKET
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   10.00  $   10.00  $   10.00  $   10.00  $  10.00
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and realized and
  unrealized gains.....................       0.52       0.54       0.51       0.56      0.40
Dividends and distributions............      (0.52)     (0.54)     (0.51)     (0.56)    (0.40)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   10.00  $   10.00  $   10.00  $   10.00  $  10.00
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(b)............       5.39%      5.41%      5.22%      5.80%     4.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $920.2     $657.5     $668.8     $613.3    $583.3
Ratios to average net assets:
  Expenses.............................       0.41%      0.43%      0.44%      0.44%     0.47%
  Net investment income................       5.20%      5.28%      5.10%      5.64%     4.02%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.


                                 9-Series Fund

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             PRUDENTIAL JENNISON
                                         -----------------------------------------------------------
                                                        YEAR ENDED                 APRIL 25, 1995(d)
                                                       DECEMBER 31,                       TO
                                         ----------------------------------------    DECEMBER 31,
                                             1998           1997         1996           1995(a)
                                         -------------   -----------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...    $  17.73        $   14.32    $   12.55      $  10.00
                                         -------------   -----------  -----------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................        0.04             0.04         0.02          0.02
Net realized and unrealized gains on
  investments..........................        6.56             4.48         1.78          2.54
                                         -------------   -----------  -----------       -------
    Total from investment operations...        6.60             4.52         1.80          2.56
                                         -------------   -----------  -----------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income...       (0.04)           (0.04)       (0.03)        (0.01)
Distributions from net realized
  gains................................       (0.38)           (1.07)          --            --
                                         -------------   -----------  -----------       -------
    Total distributions................       (0.42)           (1.11)       (0.03)        (0.01)
                                         -------------   -----------  -----------       -------
Net Asset Value, end of period.........    $  23.91        $   17.73    $   14.32      $  12.55
                                         -------------   -----------  -----------       -------
                                         -------------   -----------  -----------       -------
TOTAL INVESTMENT RETURN:(b)............       37.46%           31.71%       14.41%        24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................    $1,198.7           $495.9       $226.5         $63.1
Ratios to average net assets:
  Expenses.............................        0.63%            0.64%        0.66%         0.79%(c)
  Net investment income................        0.20%            0.25%        0.20%         0.15%(c)
Portfolio turnover rate................          54%              60%          46%           37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Commencement of operations.


                                 10-Series Fund

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The total return in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             STOCK INDEX
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   30.22  $   23.74  $   19.96  $   14.96  $  15.20
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.42       0.43       0.40       0.40      0.38
Net realized and unrealized gains
  (losses) on investments..............       8.11       7.34       4.06       5.13     (0.23)
                                         ---------  ---------  ---------  ---------  --------
    Total from investment operations...       8.53       7.77       4.46       5.53      0.15
                                         ---------  ---------  ---------  ---------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.42)     (0.42)     (0.40)     (0.38)    (0.37)
Distributions from net realized
  gains................................      (0.59)     (0.87)     (0.28)     (0.15)    (0.02)
                                         ---------  ---------  ---------  ---------  --------
    Total distributions................      (1.01)     (1.29)     (0.68)     (0.53)    (0.39)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   37.74  $   30.22  $   23.74  $   19.96  $  14.96
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(B)............      28.42%     32.83%     22.57%     37.06%     1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $3,548.1   $2,448.2   $1,581.4   $1,031.3    $664.5
Ratios to average net assets:
  Expenses.............................       0.37%      0.37%      0.40%      0.38%     0.42%
  Net investment income................       1.25%      1.55%      1.95%      2.27%     2.50%
Portfolio turnover rate................          3%         5%         1%         1%        2%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.


                                 11-Series Fund

For More Information

Additional information about the Fund and each Portfolio can be obtained upon request without charge and can be found in the following documents:

Statement of Additional Information (SAI)
(incorporated by reference into this prospectus)

Annual Report

(including a discussion of market conditions and strategies that significantly affected the Portfolios' performance during the previous year)

Semi-Annual Report


To obtain these documents or to ask any questions about the Fund:

         -        Call toll-free (800) 778-2255

         - Write to Prudential Series Fund, 751 BROAD STREET, NEWARK, NJ 07102-3777



You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:

Securities and Exchange Commission

Public Reference Section

Washington, DC 20549-6009

(The SEC charges a fee to copy documents.)


IN PERSON:

Public Reference Room

IN WASHINGTON, DC

(For hours of operation, call 1(800) SEC-0330.)


VIA THE INTERNET:
http://www.sec.gov

SEC File No. 811-03623


                                       53